NOTE 6: PROPERTY AND EQUIPMENT (Details- property and equipment) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning	$ 36,128
Amortization	(123,474)	$ (103,372)	$ (120,768)
Impairment loss	0	0	14,500
Property and equipment at end	127,060	36,128
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning	46,598	15,000	438,604
Transfer to assets held for sale			(190,000)
Disposals			(219,104)
Impairment loss			(14,500)
Expenditures	100,227	31,598
Property and equipment at end	146,825	46,598	15,000
Cost [Member] | Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning	0	0	249,282
Transfer to assets held for sale			(70,297)
Disposals			(178,985)
Impairment loss			0
Expenditures	0	0
Property and equipment at end	0	0	0
Cost [Member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning	0	0	146,822
Transfer to assets held for sale			(119,703)
Disposals			(27,119)
Impairment loss			0
Expenditures	0	0
Property and equipment at end	0	0	0
Cost [Member] | Furniture and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning	26,598	15,000	42,500
Transfer to assets held for sale			0
Disposals			(13,000)
Impairment loss			(14,500)
Expenditures	1,762	11,598
Property and equipment at end	28,360	26,598	15,000
Cost [Member] | Tenant improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning	20,000	0	0
Transfer to assets held for sale			0
Disposals			0
Impairment loss			0
Expenditures	98,465	20,000
Property and equipment at end	118,465	20,000	0
Accumulated depreciation and amortization and impairment losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning	(10,470)	(6,602)	(15,226)
Amortization	(9,295)	(3,868)	(33,151)
Transfer to assets held for sale			2,343
Disposals			39,432
Property and equipment at end	(19,765)	(10,470)	(6,602)
Accumulated depreciation and amortization and impairment losses [Member] | Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning	0	0	(8,309)
Amortization	0	0	(5,966)
Transfer to assets held for sale			2,343
Disposals			11,932
Property and equipment at end	0	0	0
Accumulated depreciation and amortization and impairment losses [Member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning	0	0	0
Amortization	0	0	0
Transfer to assets held for sale			0
Disposals			0
Property and equipment at end	0	0	0
Accumulated depreciation and amortization and impairment losses [Member] | Furniture and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning	(10,470)	(6,602)	(6,917)
Amortization	(9,295)	(3,868)	(27,185)
Transfer to assets held for sale			0
Disposals			27,500
Property and equipment at end	(19,765)	(10,470)	(6,602)
Accumulated depreciation and amortization and impairment losses [Member] | Tenant improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning	0	0	0
Amortization	0	0	0
Transfer to assets held for sale			0
Disposals			0
Property and equipment at end	$ 0	$ 0	$ 0